Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2024
Discloure of Significant Accounting Policies
Disclosure of basis of preparation of financial statements [text block]

Basis of Preparation

The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting.” Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with IFRS Accounting Standards have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited annual consolidated financial statements for the year ended December 31, 2023 and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates and requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the unaudited condensed consolidated interim financial statements are disclosed in Note 4.

The accounting policies applied are consistent with the accounting policies as outlined in the basis of presentation section included in Note 3 of the audited financial statements as of and for the year ended December 31, 2023.

Disclosure of expected impact of initial application of new standards or interpretations [text block]

New and Amended Standards and Interpretations

On January 1, 2024 the Company adopted the International Accounting Standards Board issued amendments to paragraphs 69 to 76 of IAS 1 Presentation of Financial Statements, which specify the requirements for classifying liabilities as current or non-current. The amendments require companies to disclose information about covenants in order for investors to understand the risk that such non-current debt with covenants could become repayable within twelve months. Adoption of this amendment did not result in the reclassification of the Company’s non-current debt as a current liability at any reporting date, from the inception of the borrowings to June 30, 2024.

There are no other new IFRS or IFRS Interpretation Committee interpretations effective during the six months ended June 30, 2024 that have a material impact to the interim condensed consolidated financial statements.

Standards issued but not effective

There were a number of standards and interpretations which were issued but were not yet effective at June 30, 2024 and have not been adopted for these unaudited condensed consolidated financial statements, including:

●	Amendments to IAS 21 Lack of Exchangeability ( January 1, 2025)

The Company expects to adopt these standards, updates and interpretations when they become mandatory. These standards are not expected to have a significant impact on disclosures or amounts reported in the Company’s financial statements in the period of initial application and future reporting periods.